                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 13F NT

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2008

If amended report check here:     [_]

This Amendment (check only one):  [_] is a restatement
                                  [_] adds new holding entries

                         Seneca Capital Advisors, LLC

                   Name of Institutional Investment Manager

           590 Madison Avenue               New York   New York     10022
-----------------------------------------   ---------  ---------  ---------
Business Address           (Street)          (City)     (State)     (Zip)

13F File Number: 28-03497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

 /s/ Michael Anastasio       Chief Financial Officer        212-888-2999
------------------------  -----------------------------  -------------------
         (Name)                      (Title)                   (Phone)

Signature, Place and Date of Signing:

____________________
590 Madison Avenue
New York, New York 10022

Date 14-May-08

Report Type:

[_] 13F HOLDINGS REPORT.

[X] 13F NOTICE.

[_] 13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:

13F File Number  Name:
---------------  ---------------------------------
28-12387         Seneca Capital Investments, L.P.